LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease cost, weighted average lease terms and discount rates

Year ended
December 31, 2022
Lease Cost:
Operating lease cost	$324,929
Finance lease cost:
Amortization of assets obtained under finance leases	$772,870
Interest on lease liabilities	288,969
$1,061,839

Lease term and discount rate	Weighted average	Weighted average remaining
As of December 31, 2022	discount rate:	lease term:
Operating leases	10.31%	9.6	years
Finance leases	11.17%	3.5	years

Year ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(159,348)
Operating cash flows from finance leases	772,870
Financing cash flows from finance leases	(1,222,270)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases	$5,435,661
Acquisition of property and equipment through finance leases	2,233,834
Addition of ROU assets from finance lease modification	239,000
$2,472,834

Schedule of right-of-use assets

Total
Manufacturing equipment	$4,673,618
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(1,941,644)
Right-of-use assets for finance leases	3,650,451
Right-of-use assets for operating leases	5,632,771
Total right-of-use assets	$9,283,222

Schedule of maturities of finance lease liabilities

Years ending	Total
2023	$1,275,119
2024	863,280
2025	785,386
2026	597,933
2027	190,283
Thereafter	—
Total minimum lease payments	3,712,001
Less amount representing interest	(622,004)
Present value of minimum lease payments	3,089,997
Less current portion	(1,008,587)
Finance lease obligations, less current portion	$2,081,410

Schedule of future minimum rental payments required under operating lease

Years ending December 31,	Total
2023	$794,619
2024	836,280
2025	861,372
2026	887,208
2027	913,824
Thereafter	4,997,184
Total minimum lease payments	9,290,487
Less: amount representing interest	(3,549,882)
Present value of minimum lease payments	5,740,605
Less: current portion	(215,043)
Operating lease liabilities, less current portion	$5,525,562